Discontinued Operations Assets and Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Current assets of discontinued operations held for sale		$ 293.9	$ 203.8
Total assets of discontinued operations held for sale		652.7	494.7
Liabilities
Current liabilities of discontinued operations held for sale		(97.3)	(84.5)
Noncurrent liabilities of discontinued operations		(46.1)	(13.5)
FMC Lithium | Discontinued Operations, Disposed of by Sale
Assets
Current assets of discontinued operations held for sale	$ 293.9	196.5
Property, plant & equipment	275.7	216.3
Other noncurrent assets	83.1	74.6
Total assets of discontinued operations held for sale	652.7	487.4
Liabilities
Current liabilities of discontinued operations held for sale	(97.3)	(83.2)
Noncurrent liabilities of discontinued operations	(46.1)	(13.5)
Total liabilities of discontinued operations held for sale	(143.4)	(96.7)
Total net assets	$ 509.3	390.7
Discontinued operations of FMC Health and Nutrition, net of income tax benefit (expense) of ($7.1), ($180.1) and ($43.8), respectively | Discontinued Operations, Held-for-sale
Assets
Current assets of discontinued operations held for sale		0.0	7.2
Property, plant & equipment		0.0	0.1
Total assets of discontinued operations held for sale		0.0	7.3
Liabilities
Current liabilities of discontinued operations held for sale		0.0	(1.3)
Total liabilities of discontinued operations held for sale		0.0	(1.3)
Total net assets		$ 0.0	$ 6.0